OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2023
Disclosure of other operating income [Abstract]
OTHER OPERATING INCOME
4.	OTHER OPERATING INCOME

	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Other income	138	-	-
Rental income from premises	3	3	4
Government supports - COVID-19	-	7	4,424
Government grants	-	333	-

	141	343	4,428

The other income for year ended December 31, 2023 relates to income from a transition services agreement with the acquirers of Fitzgerald Industries for the provision of bookkeeping and I.T. services.

In 2020, the Company received an interest-free loan received under the Canada Emergency Business Account (“CEBA”). The CEBA loans were provided by the Canadian Government to mitigate the financial impact of the Covid-19 outbreak. This interest-free loan was repaid in the year ended December 31, 2022 and an amount of CAD$10,000 (US$7,000) was forgiven. In 2021 government supports - COVID-19 comprised funding received under the U.S. government’s Cares Act, specifically its Paycheck Protection Program. Five Paycheck Protection Program (“PPP”) loans received by the Company’s continuing operations, amounting to US$4,424,000 were forgiven during 2021 and recognised as Other Operating Income in that year.